Basis of Presentation	12 Months Ended
Dec. 31, 2011
Basis of Presentation
Basis of Presentation

1.                              Basis of Presentation

The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (“US GAAP”). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly-owned or controlled subsidiaries (collectively, the “Company”). All significant intercompany transactions have been eliminated. Details of the Company’s subsidiaries are as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2011	Percentage of ownership as of December 31, 2010	Principal activity
Sinovac Biotech (Hong Kong) Ltd (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Sales of vaccine products

Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 11)	April 2001	PRC	73.09%	71.56%	Research and development, production and sales of vaccine products

Tangshan Yian Biological Engineering Co., Ltd (“Tangshan Yian”)	February 1993	PRC	100%	100%	Research and development, production and sales of vaccine products

Sinovac Biological Technology Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products

Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (notes 11 and 15)	January 2010	PRC	55%	55%	Research and development, production and sales of vaccine products

Ownership in the subsidiaries located in the People’s Republic of China (“PRC” or “China”), as well as licenses and permits, involve certain inherent risks due to the complexity of the governmental rules in China.  Such ownership could be challenged by PRC government authorities.  Each of these matters is subject to uncertainty, and it is possible that some of these matters may result in unfavorable outcome for the Company.